UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3864
                                                      --------

                            Oppenheimer Balanced Fund
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 06/30/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                  SHARES          VALUE
                                                                               -----------   --------------
COMMON STOCKS--49.7%
CONSUMER DISCRETIONARY--4.6%
MEDIA--4.6%
Liberty Global, Inc., Series A(1)                                                  679,227   $   21,348,105
Liberty Global, Inc., Series C(1)                                                  688,831       20,912,909
                                                                                             --------------
                                                                                                 42,261,014
CONSUMER STAPLES--5.7%
BEVERAGES--0.4%
InBev NV                                                                            55,200        3,815,499
FOOD PRODUCTS--1.2%
ConAgra Foods, Inc.                                                                134,820        2,599,330
Nestle SA                                                                          197,520        8,925,185
                                                                                             --------------
                                                                                                 11,524,515
TOBACCO--4.1%
Altria Group, Inc.                                                                 342,460        7,040,978
Lorillard, Inc.                                                                    198,660       13,739,326
Philip Morris International, Inc.                                                  342,460       16,914,099
                                                                                             --------------
                                                                                                 37,694,403
ENERGY--4.3%
OIL, GAS & CONSUMABLE FUELS--4.3%
Alpha Natural Resources, Inc.(1)                                                    36,100        3,764,869
BP plc, ADR                                                                         93,880        6,531,232
Exxon Mobil Corp.                                                                  240,760       21,218,179
Petroleo Brasileiro SA, ADR                                                        119,320        8,451,436
                                                                                             --------------
                                                                                                 39,965,716
FINANCIALS--3.8%
CAPITAL MARKETS--1.4%
Credit Suisse Group AG, ADR                                                        278,700       12,627,897
CONSUMER FINANCE--0.8%
American Express Co.                                                               184,980        6,968,197
INSURANCE--1.6%
Everest Re Group Ltd.                                                              155,060       12,359,833
National Financial Partners Corp.                                                  134,080        2,657,466
                                                                                             --------------
                                                                                                 15,017,299
HEALTH CARE--6.4%
BIOTECHNOLOGY--1.2%
Amicus Therapeutics, Inc.(1)                                                       212,610        2,270,675
deCODE genetics, Inc.(1)                                                           364,060          334,935
Human Genome Sciences, Inc.(1)                                                     496,100        2,584,681
Orexigen Therapeutics, Inc.(1)                                                     337,740        2,664,769
Theravance, Inc.(1)                                                                122,600        1,455,262
Vanda Pharmaceuticals, Inc.(1)                                                     488,830        1,608,251
                                                                                             --------------
                                                                                                 10,918,573
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Beckman Coulter, Inc.                                                               72,710        4,910,106
HEALTH CARE PROVIDERS & SERVICES--1.6%
Medco Health Solutions, Inc.(1)                                                    116,320        5,490,304


                          1 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                  SHARES          VALUE
                                                                               -----------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Skilled Healthcare Group, Inc., Cl. A(1)                                           265,480   $    3,562,742
WellPoint, Inc.(1)                                                                 118,540        5,649,616
                                                                                             --------------
                                                                                                 14,702,662
LIFE SCIENCES TOOLS & SERVICES--0.5%
Waters Corp.(1)                                                                     62,600        4,037,700
PHARMACEUTICALS--2.6%
Abbott Laboratories                                                                110,020        5,827,759
Medicines Co. (The)(1)                                                             359,250        7,120,335
Mylan, Inc.                                                                        450,340        5,435,604
Schering-Plough Corp.                                                              294,000        5,788,860
                                                                                             --------------
                                                                                                 24,172,558
INDUSTRIALS--5.2%
AEROSPACE & DEFENSE--1.1%
Orbital Sciences Corp.(1)                                                          144,037        3,393,512
United Technologies Corp.                                                          110,780        6,835,126
                                                                                             --------------
                                                                                                 10,228,638
COMMERCIAL SERVICES & SUPPLIES--0.2%
Sinomem Technology Ltd.                                                          3,240,000        1,524,090
INDUSTRIAL CONGLOMERATES--2.0%
Siemens AG, Sponsored ADR                                                          167,830       18,483,118
MACHINERY--1.5%
Navistar International Corp.(1)                                                    218,860       14,405,365
TRADING COMPANIES & DISTRIBUTORS--0.4%
Aircastle Ltd.                                                                     449,500        3,780,295
INFORMATION TECHNOLOGY--16.0%
COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc.(1)                                                             307,930        7,162,452
Nortel Networks Corp.(1)                                                             1,498           12,314
                                                                                             --------------
                                                                                                  7,174,766
COMPUTERS & PERIPHERALS--0.9%
International Business Machines Corp.                                               67,570        8,009,072
INTERNET SOFTWARE & SERVICES--1.6%
eBay, Inc.(1)                                                                      243,030        6,642,010
Google, Inc., Cl. A(1)                                                               6,420        3,379,616
Yahoo!, Inc.(1)                                                                    223,780        4,623,295
                                                                                             --------------
                                                                                                 14,644,921
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Lam Research Corp.(1)                                                              121,100        4,377,765
Texas Instruments, Inc.                                                            262,910        7,403,546
                                                                                             --------------
                                                                                                 11,781,311
SOFTWARE--11.4%
Microsoft Corp.                                                                    644,190       17,721,667
Novell, Inc.(1)                                                                    768,640        4,527,290
Synopsys, Inc.(1)                                                                  402,760        9,629,992
Take-Two Interactive Software, Inc.(1)                                           2,266,547       57,955,607


                          2 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                  SHARES          VALUE
                                                                               -----------   --------------
SOFTWARE CONTINUED
THQ, Inc.(1)                                                                       786,830   $   15,941,176
                                                                                             --------------
                                                                                                105,775,732
MATERIALS--1.4%
CHEMICALS--0.5%
Lubrizol Corp. (The)                                                                96,210        4,457,409
METALS & MINING--0.9%
Carpenter Technology Corp.                                                          78,583        3,430,148
Teck Cominco Ltd., Cl. B                                                           101,300        4,884,693
                                                                                             --------------
                                                                                                  8,314,841
TELECOMMUNICATION SERVICES--1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.                                                                         240,350        8,097,392
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp.                                                                487,550        4,631,725
UTILITIES--0.9%
ENERGY TRADERS--0.9%
AES Corp. (The)(1)                                                                 291,250        5,594,913
Dynegy, Inc., Cl. A(1)                                                             343,640        2,938,122
                                                                                             --------------
                                                                                                  8,533,035
                                                                                             --------------
Total Common Stocks (Cost $400,473,819)                                                         458,457,849
PREFERRED STOCKS--1.6%
Companhia Vale do Rio Doce, Sponsored ADR                                          235,000        7,012,400
Petroleo Brasileiro SA, Preference                                                 275,860        7,953,496
                                                                                             --------------
Total Preferred Stocks (Cost $1,865,437)                                                         14,965,896

                                                                                PRINCIPAL
                                                                                  AMOUNT
                                                                               -----------
ASSET-BACKED SECURITIES--2.7%
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 2.663%, 11/25/35(2)                    $   348,071          345,183
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 2.963%, 5/25/34(2)                                       1,500,534        1,338,324
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 2.583%, 5/26/36(2)                                      1,139,872        1,110,950
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.491%, 4/15/11(2)                          4,185,212        4,175,711
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AV2, 2.753%, 10/25/35(2)                                               157,277          155,014
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 2.583%, 5/16/36(2)                                              1,096,987        1,076,313
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                       310,000          270,601
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 3.223%, 2/25/33(2)                                           31,485           26,627
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                           483,887          483,286
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(2)                                     1,700,000        1,480,578


                          3 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
Series 2005-17, Cl. 1AF1, 2.683%, 5/25/36(2)                                   $    39,017   $       38,805
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(2)                                       420,000          382,564
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.603%, 12/25/29(2)                                       920,000          822,656
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 2.693%, 11/25/35(2)                      1,080,468        1,073,097
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 2.573%, 7/25/36(2)                       1,230,000        1,182,899
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 2.533%, 5/15/36(2)                                        55,583           55,385
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 2.593%, 7/7/36(2)                                        620,000          589,998
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                             628,436          630,423
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed
Nts., Series 2005-3, Cl. A1, 2.742%, 1/20/35(2)                                    556,150          515,239
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed
Certificates, Series 2006-4, Cl. A2V, 2.592%, 3/20/36(2)                           340,000          325,131
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35(2)                                                                  346,348          347,763
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31(3)                                                 311,682          302,129
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 3.821%, 3/15/16(2)                                                       2,900,000        2,554,955
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 2.583%, 7/1/36(2)                                                       2,060,000        1,981,855
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 2.563%, 7/25/36(2)                                        134,661          133,566
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 2.583%, 9/25/36(2)                        1,500,000        1,451,229
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed
Obligations, Series 2005-BC3, Cl. A2B, 2.733%, 6/25/36(2)                          354,714          352,747
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 2.523%, 9/25/36(2)                                       665,860          655,760
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl. A2, 2.583%, 7/25/36(2)             1,230,000        1,205,449
                                                                                             --------------
Total Asset-Backed Securities (Cost $26,442,121)                                                 25,064,237


                          4 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
MORTGAGE-BACKED OBLIGATIONS--38.6%
GOVERNMENT AGENCY--24.1%
FHLMC/FNMA/SPONSORED--23.9%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/18-5/15/19                                                         $ 2,269,106   $    2,213,845
5%, 8/15/33-12/15/34                                                             2,095,682        2,021,393
6%, 4/15/17-3/15/33                                                              1,707,311        1,741,393
6.50%, 4/15/18-4/1/34                                                            3,647,526        3,797,345
7%, 12/1/23-10/1/31                                                              2,442,115        2,582,304
8%, 4/1/16                                                                          39,624           42,121
9%, 8/1/22-5/1/25                                                                   11,821           12,970
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                      28,973           28,966
Series 2006-11, Cl. PS, 15.464%, 3/25/36(2)                                        645,751          704,427
Series 2034, Cl. Z, 6.50%, 2/15/28                                                 343,804          359,265
Series 2043, Cl. ZP, 6.50%, 4/15/28                                              1,040,456        1,090,619
Series 2053, Cl. Z, 6.50%, 4/15/28                                                 353,189          370,869
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                490,182          509,902
Series 2075, Cl. D, 6.50%, 8/15/28                                               1,215,448        1,276,903
Series 2080, Cl. Z, 6.50%, 8/15/28                                                 750,988          788,848
Series 2427, Cl. ZM, 6.50%, 3/15/32                                              1,321,567        1,388,158
Series 2500, Cl. FD, 2.971%, 3/15/32(2)                                            150,431          149,516
Series 2526, Cl. FE, 2.871%, 6/15/29(2)                                            218,225          217,219
Series 2551, Cl. FD, 2.871%, 1/15/33(2)                                            167,573          166,561
Series 2592, Cl. F, 3.221%, 12/15/32(2)                                          3,413,779        3,423,926
Series 2936, Cl. PE, 5%, 2/1/35                                                  1,448,000        1,354,183
Series 3025, Cl. SJ, 15.689%, 8/15/35(2)                                           138,810          153,226
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 14.642%, 6/1/26(4)                                             282,975           75,492
Series 183, Cl. IO, 13.628%, 4/1/27(4)                                             463,226          103,786
Series 184, Cl. IO, 19.476%, 12/1/26(4)                                            500,082          133,171
Series 192, Cl. IO, 14.755%, 2/1/28(4)                                             142,415           36,802
Series 200, Cl. IO, 14.557%, 1/1/29(4)                                             175,567           46,893
Series 2130, Cl. SC, 27.536%, 3/15/29(4)                                           366,009           37,611
Series 216, Cl. IO, 13.426%, 12/1/31(4)                                            335,943           95,732
Series 224, Cl. IO, 10.259%, 3/1/33(4)                                           1,050,891          278,920
Series 243, Cl. 6, 8.293%, 12/15/32(4)                                             634,732          188,575
Series 2796, Cl. SD, 38.728%, 7/15/26(4)                                           546,139           51,959
Series 2802, Cl. AS, 75%, 4/15/33(4)                                               972,984           74,230
Series 2920, Cl. S, 44.517%, 1/15/35(4)                                          3,126,813          284,875
Series 3000, Cl. SE, 75.30%, 7/15/25(4)                                          3,292,241          222,464
Series 3110, Cl. SL, 99.999%, 2/15/26(4)                                           551,267           38,778
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 4.281%, 6/1/26(5)                                              120,219           96,831
Series 192, Cl. PO, 5.893%, 2/1/28(5)                                              142,415          111,137
Federal National Mortgage Assn.:
4.50%, 8/1/20                                                                    1,538,288        1,504,830


                          5 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
4.50%, 7/1/22(6)                                                               $17,620,000   $   17,030,822
5%, 12/1/17-9/25/35                                                             31,572,005       31,215,307
5%, 7/1/38(6)                                                                   13,448,000       12,891,172
5%, 9/25/33(7)                                                                     582,657          562,184
5.50%, 2/25/33-9/1/36                                                           17,014,953       16,874,323
5.50%, 7/1/22-7/1/37(6)                                                         31,318,000       30,947,438
6%, 9/25/19-8/1/34                                                              15,892,998       16,154,319
6%, 7/1/22-7/1/37(6)                                                             7,007,000        7,171,405
6%, 10/25/33(7)                                                                  1,423,929        1,446,373
6.50%, 6/25/17-11/25/31                                                          9,022,725        9,399,146
6.50%, 3/25/26-1/25/28(7)                                                          293,880          305,876
7%, 11/1/17-1/25/35                                                              3,717,862        3,932,811
7.50%, 1/1/33                                                                      386,993          418,058
8.50%, 7/1/32                                                                       20,938           23,066
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Mtg. Pass-Through
Certificates, Trust 2002-T1, Cl. A2, 7%, 11/25/31                                1,079,304        1,144,569
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                  38,747           39,123
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                          1,170,709        1,217,974
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                               930,864          965,622
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                  168,722          179,071
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                570,478          587,216
Trust 2001-44, Cl. QC, 6%, 9/25/16                                               1,619,625        1,683,730
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                           1,324,845        1,393,998
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                  51,991           52,275
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                              527,026          551,287
Trust 2003-130, Cl. CS, 9.135%, 12/25/33(2)                                        926,454          894,264
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                            1,138,000        1,139,926
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                            1,045,000        1,046,770
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                  15,609           15,574
Trust 2004-101, Cl. BG, 5%, 1/25/20                                              1,869,000        1,866,742
Trust 2005-59, Cl. NQ, 10.669%, 5/25/35(2)                                         685,966          662,125
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                              160,000          150,367
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                            4,010,000        3,953,372
Trust 2006-44, Cl. OA, 5.50%, 12/25/26(7)                                        2,202,142        2,241,656
Trust 2006-46, Cl. SW, 15.097%, 6/25/36(2)                                         508,909          545,664
Trust 2006-50, Cl. KS, 15.098%, 6/25/36(2)                                       1,252,178        1,311,774
Trust 2006-50, Cl. SK, 15.098%, 6/25/36(2)                                       1,128,690        1,181,171
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                            2,694,217        2,741,100
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                            5,101,000        5,011,042
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 44.382%, 10/25/23(4)                                        17,415              677
Trust 2001-65, Cl. S, 40.791%, 11/25/31(4)                                       1,504,036          199,266
Trust 2001-81, Cl. S, 26.638%, 1/25/32(4)                                          316,360           39,897
Trust 2002-38, Cl. IO, 32.485%, 4/25/32(4)                                         531,812           43,466
Trust 2002-47, Cl. NS, 25.016%, 4/25/32(4)                                         637,334           76,760
Trust 2002-51, Cl. S, 25.278%, 8/25/32(4)                                          585,215           70,747


                          6 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-52, Cl. SD, 23.327%, 9/25/32(4)                                     $   655,055   $       75,755
Trust 2002-60, Cl. SM, 38.567%, 8/25/32(4)                                          82,960            7,615
Trust 2002-7, Cl. SK, 41.226%, 1/25/32(4)                                           27,296            2,811
Trust 2002-77, Cl. BS, 33.422%, 12/18/32(4)                                         48,973            5,690
Trust 2002-77, Cl. IS, 29.131%, 12/18/32(4)                                        906,049          111,600
Trust 2002-77, Cl. JS, 33.35%, 12/18/32(4)                                          85,516           10,071
Trust 2002-77, Cl. SA, 33.473%, 12/18/32(4)                                         78,822            9,615
Trust 2002-77, Cl. SH, 29.636%, 12/18/32(4)                                        426,409           44,251
Trust 2002-9, Cl. MS, 25.73%, 3/25/32(4)                                           439,410           54,132
Trust 2002-90, Cl. SN, 38.565%, 8/25/32(4)                                          42,226            3,859
Trust 2002-90, Cl. SY, 41.146%, 9/25/32(4)                                          20,003            1,968
Trust 2002-96, Cl. SK, 43.284%, 4/25/32(4)                                       4,055,252          559,765
Trust 2003-118, Cl. S, 38.264%, 12/25/33(4)                                      2,858,921          437,062
Trust 2003-33, Cl. SP, 42.825%, 5/25/33(4)                                       1,600,809          234,038
Trust 2003-4, Cl. S, 39.353%, 2/25/33(4)                                           848,726          129,680
Trust 2003-46, Cl. IH, 2.198%, 6/1/33(4)                                         5,590,936        1,250,201
Trust 2004-54, Cl. DS, 28.766%, 11/25/30(4)                                        608,039           52,182
Trust 2005-19, Cl. SA, 42.204%, 3/25/35(4)                                       8,271,854          608,014
Trust 2005-40, Cl. SA, 41.659%, 5/25/35(4)                                       1,742,826          139,351
Trust 2005-6, Cl. SE, 50.406%, 2/25/35(4)                                        2,271,920          179,047
Trust 2005-71, Cl. SA, 52.89%, 8/25/25(4)                                        2,049,439          183,043
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(4)                                      4,791,901          318,950
Trust 2005-87, Cl. SG, 79.288%, 10/25/35(4)                                      4,486,535          434,990
Trust 2006-33, Cl. SP, 61.045%, 5/25/36(4)                                       5,107,139          573,058
Trust 2006-42, Cl. CI, 33.62%, 6/25/36(4)                                        1,062,168           99,562
Trust 214, Cl. 2, 22.572%, 3/1/23(4)                                               782,182          189,281
Trust 222, Cl. 2, 18.759%, 6/1/23(4)                                             1,077,234          294,110
Trust 240, Cl. 2, 23.513%, 9/1/23(4)                                             1,688,903          481,420
Trust 247, Cl. 2, 17.433%, 10/1/23(4)                                              210,548           51,513
Trust 252, Cl. 2, 17.973%, 11/1/23(4)                                              785,076          222,827
Trust 273, Cl. 2, 17.308%, 8/1/26(4)                                               222,508           60,947
Trust 319, Cl. 2, 13.194%, 2/1/32(4)                                               314,981           81,596
Trust 321, Cl. 2, 8.603%, 4/1/32(4)                                              3,245,313          835,256
Trust 331, Cl. 9, 15.686%, 2/1/33(4)                                               107,419           23,809
Trust 334, Cl. 17, 22.197%, 2/1/33(4)                                              518,708          133,627
Trust 339, Cl. 12, 7.81%, 7/1/33(4)                                              1,141,286          288,252
Trust 339, Cl. 7, 5.922%, 7/1/33(4)                                              2,356,656          553,471
Trust 342, Cl. 2, 14.146%, 9/1/33(4)                                               401,480          107,997
Trust 343, Cl. 13, 8.358%, 9/1/33(4)                                               919,687          231,303
Trust 344, Cl. 2, 11.757%, 12/1/33(4)                                            6,284,956        1,692,552
Trust 345, Cl. 9, 8.713%, 1/1/34(4)                                              1,476,379          368,791
Trust 362, Cl. 12, 7.287%, 8/1/35(4)                                             4,693,392        1,108,917
Trust 362, Cl. 13, 7.234%, 8/1/35(4)                                             2,600,104          614,452
Trust 364, Cl. 16, 9.622%, 9/1/35(4)                                             1,174,552          293,250


                          7 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 4.827%, 9/25/23(5)                            $   393,669   $      316,089
                                                                                             --------------
                                                                                                220,631,340
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
5.375%, 4/8/26(2)                                                                   18,547           18,622
7%, 4/29/09-4/29/26                                                                182,469          194,555
7.50%, 3/29/09-5/29/27                                                             660,364          710,794
8%, 5/30/17                                                                         26,271           28,547
8.50%, 8/1/17-12/15/17                                                              17,287           18,875
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 42.578%, 1/16/27(4)                                        765,368           71,290
Series 2002-15, Cl. SM, 36.868%, 2/16/32(4)                                        633,610           58,234
Series 2002-76, Cl. SY, 38.565%, 12/16/26(4)                                     1,527,831          152,360
Series 2004-11, Cl. SM, 23.383%, 1/17/30(4)                                        490,116           53,526
                                                                                             --------------
                                                                                                  1,306,803
NON-AGENCY--14.5%
COMMERCIAL--5.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2006-1, Cl. AM, 5.421%, 9/1/45                              3,700,000        3,391,765
Banc of America Funding Corp., Mtg. Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                    934,088          936,307
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                             791,820          807,548
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 2.493%, 8/25/08(2)                                                312,640          304,998
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                             218,196          218,132
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49       2,150,000        2,093,998
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.883%, 10/25/36(2)                                     2,822,467        2,407,206
Series 2006-A5, Cl. 1A13, 2.933%, 10/25/36(2)                                    1,491,548        1,246,532
CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through Certificates,
Series 2006-HY13, Cl. 3A1, 5.978%, 1/1/47(2)                                       595,494          563,857
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                           557,325          552,321
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                       1,604,412        1,580,164
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                             185,325          182,359
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                   761,367          674,066


                          8 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
COMMERCIAL CONTINUED
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37            $   920,207   $      889,771
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series
2004-C3, Cl. A2, 4.433%, 7/10/39                                                   960,000          958,230
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg.
Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17              1,670,000        1,582,116
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                                        1,000,000          934,055
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                       3,400,000        3,312,976
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                        1,020,000        1,008,168
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                           3,460,000        3,470,830
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg. Pass-Through
Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30                             700,000          698,726
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                          2,090,000        2,072,336
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(2)                                       2,090,000        1,892,045
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                            1,780,000        1,742,099
Mastr Alternative Loan Trust, CMO Pass-Through Certificates, Series
2004-6, Cl. 10A1, 6%, 7/25/34                                                    1,311,004        1,195,082
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9, Commercial
Mtg. Pass-Through Certificates, Series 2007-9, Cl. A4, 5.70%, 9/1/17             2,190,000        2,069,389
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                            154,761          155,493
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                    1,554,000        1,631,699
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                        1,301,103        1,247,448
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                              1,628,004        1,611,606
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates, Series
2007-3, Cl. 1A1, 5.658%, 6/1/37(2)                                               2,867,791        2,689,002
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48               492,000          484,230
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.Pass-Through
Certificates, Series 2006-AR8, Cl. 1A4, 5.882%, 8/1/46(2)                        3,620,578        3,507,302
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY1, Cl. 1A2, 5.714%, 2/25/37(2,3)                       745,321          409,927


                          9 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
COMMERCIAL CONTINUED
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY3, Cl. 2A2, 5.665%, 3/1/37(2)                      $ 1,917,332   $    1,394,193
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 5A1, 5.636%, 11/1/36(2)                         549,905          523,576
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37(2)                          572,386          534,164
                                                                                             --------------
                                                                                                 50,973,716
MANUFACTURED HOUSING--0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36(2)                      2,965,017        2,836,406
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.106%, 3/25/36(2)                       3,597,931        3,488,015
                                                                                             --------------
                                                                                                  6,324,421
MULTIFAMILY--3.9%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.606%, 6/25/33(2)                                       1,748,060        1,744,092
Series 2005-F, Cl. 2A3, 4.713%, 7/25/35(2)                                       2,640,886        2,560,201
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.794%, 10/25/36(2)                                             1,415,408        1,257,010
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates,
Series 2003-46, Cl. 1A2, 4.13%, 1/19/34(2)                                       1,711,103        1,697,575
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through Certificates,
Series 2005-HYB1, Cl. 1A2, 4.995%, 3/25/35(2)                                    2,437,568        2,315,689
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.694%, 4/25/37(2)                                     3,607,870        3,370,186
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.89%, 7/25/36(2)                      1,199,579        1,164,920
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates,
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                        2,325,000        1,998,373
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through Certificates,
Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36                                        1,730,000        1,551,051
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.297%, 7/19/35(2)                                     2,613,624        2,258,013
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                           1,600,000        1,444,733
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35(2)                                    4,195,437        4,005,697


                         10 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
MULTIFAMILY CONTINUED
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 5.995%, 6/25/37(2)                       $ 3,159,799   $    3,037,903
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.993%, 12/25/34(2)                          856,376          833,249
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.541%, 9/25/34(2)                            718,995          684,723
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR2, Cl. 2A2, 4.542%, 3/25/35(2)                         516,668          499,576
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A2, 4.526%, 4/25/35(2)                         867,251          830,664
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36(2)                                    1,763,022        1,707,893
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36(2)                                    1,341,919        1,299,638
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A6, 5.106%, 3/25/36(2)                         692,489          642,969
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.092%, 3/25/36(2)                         781,376          752,933
                                                                                             --------------
                                                                                                 35,657,088
RESIDENTIAL--4.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2007-4, Cl. A4, 5.936%, 7/1/17(2)                           1,730,000        1,650,938
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                            1,000,000          918,372
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates,
Series 2007-HY4, Cl. 1A1, 6.094%, 9/25/47(2)                                     3,682,712        3,314,441
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through Certificates,
Series 2004-24CB, Cl. 1A1, 6%, 11/1/34                                           1,423,560        1,334,993
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates,
Series 2004-28CB, Cl. 3A1, 6%, 1/1/35                                            1,152,645        1,049,320
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates,
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                                         2,340,000        1,999,063
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                          1,852,497        1,631,606
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                          1,050,997        1,012,363
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through
Certificates, Series 2007-C7, Cl. A3, 5.866%, 9/11/45                            3,870,000        3,700,191


                         11 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
RESIDENTIAL CONTINUED
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36(2)                      $ 1,070,000   $    1,008,049
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                            565,362          550,420
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-QS10, Cl. A3, 2.983%, 7/25/34(2)                                       386,265          345,059
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                             932,636          927,024
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 5/1/36                                               667,976          645,669
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series
2007-S1, Cl. 3A1, 5.009%, 8/1/22(2)                                              3,993,794        3,870,673
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through
Certificates, Series 2003-AR9, Cl. 2A, 4.046%, 9/25/33(2)                        1,226,851        1,174,544
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36(2)                      3,713,081        3,445,503
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 2A1, 6.13%, 8/25/36(2)                        3,594,272        3,528,425
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY2, Cl. 2A1, 6.611%, 11/1/36(2)                         336,017          317,462
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY6, Cl. 2A1, 5.698%, 6/25/37(2)                       2,443,775        2,268,739
Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37                                3,796,402        3,686,696
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                1,386,765        1,341,350
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through
Certificates, Series 2004-R, Cl. 2A1, 4.365%, 9/1/34(2)                            242,775          236,372
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A2, 5.54%, 4/1/36(2,3)                       1,530,251        1,009,966
                                                                                             --------------
                                                                                                 40,967,238
                                                                                             --------------
Total Mortgage-Backed Obligations (Cost $355,783,914)                                           355,860,606
                                                                                             ==============
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--11.4%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                 500,000          488,296
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                   1,715,000        1,765,879
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37                  315,000          247,762
Axa SA, 6.379% Sub. Perpetual Bonds(8,9)                                         4,520,000        3,642,758


                         12 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K(9)                                         $ 2,790,000   $    2,620,480
8.125% Perpetual Bonds, Series M(9)                                                495,000          468,522
Barclays Bank plc, 6.278% Perpetual Bonds(9)                                     5,230,000        4,320,869
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08(3)                                3,005,000        3,034,858
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                      660,000          630,800
Capmark Financial Group, Inc.:
3.366% Sr. Unsec. Nts., 5/10/10(2)                                                 730,000          563,011
5.875% Sr. Unsec. Nts., 5/10/12                                                  1,160,000          819,185
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09(3)                                  1,520,000        1,451,600
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                1,530,000        1,552,904
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                   1,320,000        1,104,754
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57(2)                                                3,950,000        3,746,650
8.40% Perpetual Bonds, Series E(9)                                               1,595,000        1,518,217
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                          1,425,000        1,208,404
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                  440,000          518,336
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                               1,695,000        1,699,238
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                             785,000          786,963
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                   252,000          297,755
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08(3)                                   900,000          901,125
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                               2,530,000        2,536,325
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                  405,000          408,863
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                            3,920,000        3,420,016
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08(2,3)                                 228,000          233,415
General Motors Acceptance Corp., 8% Bonds, 11/1/31                               2,925,000        1,908,214
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                    3,665,000        3,119,483
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(8,9)                             6,200,000        4,350,230
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(2)                          5,240,000        4,209,921
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08(8)      1,140,000        1,140,865
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(9)                         3,210,000        3,018,780
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13         1,630,000        1,572,084
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38                         4,210,000        3,920,541
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                     1,915,000        1,867,125
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                      610,000          619,077
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                       1,835,000        1,855,530
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09                            1,860,000        1,823,280
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                1,100,000          443,125
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                         3,800,000        3,576,267
MetLife Capital Trust X, 9.25% Sec. Bonds, 4/8/68(2)                               600,000          648,976
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66(2)                          3,450,000        3,027,551
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                      2,585,000        2,555,919
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                      2,035,000        2,086,689
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                1,735,000        1,759,555


                         13 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               -----------   --------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13(8)       $   419,919   $      417,560
Popular North America, Inc., 4.70% Nts., 6/30/09                                 2,540,000        2,509,500
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23(8)                     2,520,000        2,937,365
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(8)                       2,140,000        2,348,442
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08                                                       245,000          245,613
8.875% Unsec. Unsub. Nts., 3/15/12                                               3,555,000        3,643,875
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                  750,000          770,608
SLM Corp.:
3.95% Nts., Series A, 8/15/08                                                       90,000           89,401
4% Nts., 1/15/09                                                                 1,895,000        1,871,997
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                            930,000          923,374
Tribune Co., 5.50% Nts., Series E, 10/6/08                                       1,485,000        1,459,013
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08                   590,000          584,100
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                435,000          425,329
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                              1,950,000        2,011,086
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14            1,565,000        1,439,800
                                                                                             --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $113,075,844)                             105,167,260
CONVERTIBLE CORPORATE BONDS AND NOTES--0.2%
Theravance, Inc., 3% Cv. Sub. Nts., 1/15/15 (Cost $2,712,000)                    2,712,000        1,945,860

                                                                                  Shares
                                                                               -----------
INVESTMENT COMPANY--4.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
2.69% (10,11) (Cost $42,903,030)                                                42,903,030       42,903,030
TOTAL INVESTMENTS, AT VALUE (COST $943,256,165)                                      108.9%   1,004,364,738
                                                                               -----------   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (8.9)     (82,008,947)
                                                                               -----------   --------------
NET ASSETS                                                                           100.0%  $  922,355,791
                                                                               ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.   Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $7,343,020, which represents 0.80% of the Fund's net assets. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $15,595,192 or 1.69% of the Fund's net assets as of June 30, 2008.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $524,057 or 0.06% of the Fund's net assets as of June 30, 2008.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $1,035,971. See accompanying Notes.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $14,837,220 or 1.61% of the Fund's net assets as of June 30, 2008.


                         14 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES                                    SHARES
                                               SEPTEMBER 30,      GROSS          GROSS      JUNE 30,
                                                   2007        ADDITIONS      REDUCTIONS      2008
                                               -------------   -----------   -----------   ----------
Oppenheimer Institutional Money Market Fund,
Cl. E                                             73,733,633   342,187,724   373,018,327   42,903,030

                                                                                            DIVIDEND
                                                                                VALUE        INCOME
                                                                             -----------   ----------
Oppenheimer Institutional Money Market Fund, Cl. E                           $42,903,030   $1,933,600


11.  Rate shown is the 7-day yield as of June 30, 2008.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                   CONTRACT AMOUNT      EXPIRATION                 UNREALIZED
CONTRACT DESCRIPTION    BUY/SELL       (000S)              DATE         VALUE     DEPRECIATION
---------------------   --------   ---------------      ----------   ----------   ------------
Canadian Dollar (CAD)      Buy         3,883CAD           7/2/08     $3,807,545      $49,567

FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                                                  UNREALIZED
                                        NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL   CONTRACTS      DATE         VALUE       (DEPRECIATION)
--------------------         --------   ---------   ----------   ------------   --------------
U.S. Long Bonds                   Buy         238      9/19/08   $ 27,511,313     $  335,547
U.S. Treasury Nts., 2 yr.        Sell         533      9/30/08    112,571,266          3,027
U.S. Treasury Nts., 5 yr.         Buy          62      9/30/08      6,854,391        (21,683)
U.S. Treasury Nts., 10 yr.       Sell         542      9/19/08     61,745,656       (143,336)
                                                                                  ----------
                                                                                  $  173,555
                                                                                  ==========

CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                                                         BUY/SELL   NOTIONAL                              PREMIUM
                                                          CREDIT     AMOUNT   PAY/RECEIVE  TERMINATION   RECEIVED/
SWAP COUNTERPARTY   REFERENCE ENTITY                    PROTECTION   (000S)    FIXED RATE      DATE       (PAID)       VALUE
------------------  ----------------------------------  ----------  --------  -----------  -----------  ----------  -----------
Barclays Bank plc:
                    American International Group, Inc.        Sell    $3,915        1.850%     9/20/08         $--  $     1,805
                    Capmark Financial Group, Inc.             Sell     1,020        1.000      6/20/12          --     (266,283)
                    Countrywide Home Loans, Inc.              Sell     1,360        0.750      9/20/08          --      (16,894)
                    Dillard's, Inc.                           Sell       750        1.900     12/20/08          --       (7,232)
                    HCP, Inc.                                 Sell       935        4.600      3/20/09          --          953
                    iStar Financial, Inc.                     Sell     1,000        4.400     12/20/12          --      (82,756)
                    Kohl's Corp.                               Buy       595        1.180      6/20/18          --        6,376
                    Kohl's Corp.                              Sell       595        1.080      6/20/13          --       (3,176)
                    Kohl's Corp.                              Sell       600        0.900      6/20/13          --       (7,920)
                    Kohl's Corp.                               Buy       600        1.040      6/20/18          --       12,635
                    Lehman Brothers Holdings, Inc.            Sell     2,205        0.490      9/20/10          --     (112,660)


                         15 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    Merrill Lynch & Co., Inc.                 Sell     4,195        0.680      9/20/08          --          608
                    Morgan Stanley                            Sell     3,425        2.150      9/20/08          --       12,635
                    Six Flags, Inc.                           Sell     1,075        8.250     12/20/08          --      (79,039)
                    Toys "R" Us, Inc.                         Sell     1,085        1.450      9/20/08          --      (17,339)
                    XL Capital Ltd.                           Sell     1,295        3.550      9/20/09          --           --

Credit Suisse International:
                    ArvinMeritor, Inc.                        Sell     1,755        1.550      9/20/08          --      (20,160)
                    CenturyTel, Inc.                           Buy       865        1.230      9/20/13          --       18,326
                    Intelsat Ltd.                             Sell     1,135        3.450      9/20/08          --        4,531
                    iStar Financial, Inc.                     Sell       145        4.000     12/20/12          --      (13,899)
                    iStar Financial, Inc.                     Sell       340       12.000      3/20/09          --       12,515
                    Morgan Stanley                            Sell     3,680        2.150      9/20/08          --       13,576
                    Rite Aid Corp.                            Sell       260        7.500      3/20/09          --        3,285
                    Saks, Inc.                                Sell     1,785        2.000      9/20/08          --        1,819
                    Sprint Nextel Corp.                       Sell     2,695        6.300      3/20/09          --       53,164
                    The Bear Stearns Cos., Inc.               Sell     1,545        2.088     12/20/08          --          674
                    The Goodyear Tire & Rubber Co.            Sell     1,690        1.550      9/20/08          --          176
                    TXU Corp.                                 Sell       355        5.910     12/20/12          --       (2,362)
                    TXU Corp.                                 Sell       340        6.050     12/20/12          --         (660)
                    TXU Corp.                                 Sell       355        6.000     12/20/12          --       (1,287)
                    Vornado Realty LP                         Sell       615        3.600      3/20/09          --       14,546
                    Wachovia Corp.                            Sell     1,215        1.000      3/20/09          --           81
                    Washington Mutual, Inc.                   Sell       680        6.500     12/20/08          --       (2,814)
                    Washington Mutual, Inc.                   Sell     2,360        6.800      6/20/09          --      (21,160)

Deutsche Bank AG:
                    ABX.HE.AA.06-2 Index                      Sell       470        0.170      5/25/46      56,396     (374,291)
                    Allied Waste North America, Inc.          Sell       630        2.000      9/20/09          --       (3,319)
                    Allied Waste North America, Inc.          Sell       990        2.000      9/20/09          --       (5,215)
                    Ambac Assurance Corp.                     Sell     1,605        4.550      9/20/08          --     (125,400)
                    Ambac Assurance Corp.                     Sell     1,270        4.550      9/20/08          --      (99,226)
                    Ambac Assurance Corp.                     Sell       700        8.450     12/20/08          --      (59,574)
                    CDX.NA.IG.10 Index                         Buy     4,660        1.550      6/20/13     103,400      (25,676)
                    Cemex                                     Sell       620        2.000      3/20/09          --          134


                         16 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    Centex Corp.                              Sell       280        1.550      9/20/09          --       (7,169)
                    CenturyTel, Inc.                           Buy     1,350        1.230      9/20/13          --       28,601
                    Countrywide Home Loans, Inc.              Sell       885        3.250      9/20/08          --       (5,442)
                    Dillard's, Inc.                           Sell       450        0.750      9/20/08          --       (4,329)
                    Dow Jones CDX.NA.IG.7 Index                Buy     3,600        0.400     12/20/11       (370)      141,746
                    Georgia-Pacific Corp.                     Sell     1,690        1.750      9/20/08          --       (6,836)
                    Intelsat Ltd.                             Sell       455        2.850      9/20/08          --        1,126
                    iStar Financial, Inc.                     Sell     2,075        2.925     12/20/08          --      (69,757)
                    iStar Financial, Inc.                     Sell     1,205        3.000     12/20/08          --      (40,072)
                    iStar Financial, Inc.                     Sell       160        4.320     12/20/12          --      (13,660)
                    iStar Financial, Inc.                     Sell       845       12.000      3/20/09          --       31,104
                    Jones Apparel Group, Inc.                 Sell       615        2.720      6/20/13          --      (12,092)
                    Jones Apparel Group, Inc.                  Buy       615        2.635      6/20/18          --       18,580
                    Kohl's Corp.                              Sell       595        1.180      6/20/13          --         (577)
                    Kohl's Corp.                               Buy       595        1.300      6/20/18          --        1,101
                    Lehman Brothers Holdings, Inc.            Sell     2,035        1.410      9/20/08          --      (24,090)
                    Levi Strauss & Co.                        Sell       990        1.000      9/20/08          --           55
                    Levi Strauss & Co.                        Sell       740        0.900      9/20/08          --         (146)
                    Liz Claiborne, Inc.                       Sell     2,300        3.250      6/20/09          --        1,424
                    MBIA, Inc.                                Sell     1,100        0.520      9/20/08          --      (90,852)
                    MBIA, Inc.                                Sell     1,100        0.600      9/20/08          --      (90,639)
                    MBIA Insurance Corp.                      Sell     1,985        8.850     12/20/08          --     (347,730)
                    Owens-Illinois, Inc.                      Sell       940        1.250      9/20/08          --          227
                    Prudential Financial, Inc.                Sell     1,005        2.050      6/20/09          --         (384)
                    Tenet Healthcare Corp.                    Sell     1,725        1.600      3/20/09          --      (16,819)
                    The Bear Stearns Cos., Inc.               Sell     4,180        2.350      9/20/08          --       (4,130)
                    Vornado Realty LP                         Sell     1,255        3.875      6/20/09          --       32,300
                    Wachovia Corp.                            Sell     2,695        1.000      3/20/09          --          179
                    Washington Mutual, Inc.                   Sell       250        4.500     12/20/08          --       (3,475)
                    Washington Mutual, Inc.                   Sell     1,235        4.500     12/20/08          --      (17,167)
                    XL Capital Ltd.                           Sell     1,475        3.550      9/20/09          --       (4,705)

Goldman Sachs Capital Markets LP:
                    ABX.HE.AA.06-2 Index                      Sell       165        0.170      5/25/46      13,595     (131,171)


                         17 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    ABX.HE.AA.06-2 Index                      Sell       700        0.170      5/25/46     276,483     (556,483)
                    Capmark Financial Group, Inc.             Sell     1,065        0.950      6/20/12          --     (279,474)
                    Dole Food Co., Inc.                       Sell     1,695        3.880      9/20/08          --      (11,385)
                    First Data Corp.                          Sell     1,080        1.150      9/20/08          --       (5,813)
                    iStar Financial, Inc.                     Sell       165        3.950     12/20/12          --      (16,087)
                    K. Hovnanian Enterprises, Inc.            Sell       645        6.750      9/20/08          --         (705)
                    Pulte Homes, Inc.                         Sell     1,605        2.750      9/20/09          --      (18,117)
                    Sara Lee Corp.                             Buy     1,385        0.419      9/20/12          --        2,839
                    Smurfit-Stone Container
                    Enterprises, Inc.                         Sell     1,685        1.450      9/20/08          --          315

Goldman Sachs International:
                    Amkor Technology, Inc.                    Sell       160        2.650      9/20/08          --          158
                    Citigroup, Inc.                           Sell     1,285        1.250      9/20/08          --      (39,582)
                    D.R. Horton, Inc.                         Sell       810        4.210     12/20/08          --        1,181
                    General Mills, Inc.                       Sell     1,430        0.380     12/20/12          --       (1,015)
                    R.H. Donnelley Corp.                      Sell     1,350        9.000      3/20/09          --       31,662
                    Sprint Nextel Corp.                       Sell       970        6.300      3/20/09          --       19,135
                    Univision Communications, Inc.            Sell       125        5.000      6/20/09      13,750         (955)
                    Univision Communications, Inc.            Sell       340        5.000      6/20/09      20,400       (2,597)
                    Univision Communications, Inc.            Sell       320        5.000      6/20/09      32,000       (2,445)

Lehman Brothers Special Financing, Inc.:
                    ABX.HE.AA.06-2 Index                      Sell       750        0.170      5/25/46     485,565     (598,015)
                    Ambac Assurance Corp.                     Sell       590        8.500     12/20/08          --      (50,079)
                    Ambac Assurance Corp.                     Sell       670        4.650      9/20/08          --      (52,186)
                    Cemex, Sociedad Anonima Bursatil
                    De Capital Variable                       Sell     1,280        1.950      3/20/09          --         (195)
                    Centex Corp.                              Sell       595        3.750      6/20/09          --          452
                    CenturyTel, Inc.                           Buy       630        1.230      9/20/13          --       13,347
                    D.R. Horton, Inc.                         Sell     1,630        4.200     12/20/08          --        2,295
                    General Mills, Inc.                       Sell     1,730        0.400     12/20/12          --          195
                    Genworth Financial, Inc.                  Sell     1,885        3.250      3/20/09          --        2,445
                    Harrah's Operating Co., Inc.              Sell     1,445        5.000      3/20/10      72,250     (116,821)
                    Limited Brands, Inc.                      Sell       595        2.900      6/20/13          --         (227)
                    Limited Brands, Inc.                       Buy       595        2.930      6/20/18          --      (29,180)


                         18 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    Liz Claiborne, Inc.                        Buy       890        2.920      6/20/18          --       12,218
                    Liz Claiborne, Inc.                       Sell       890        3.150      6/20/13          --        1,525
                    Liz Claiborne, Inc.                       Sell       310        2.750      6/20/13          --       (4,495)
                    Liz Claiborne, Inc.                        Buy       310        2.600      6/20/18          --       10,688
                    Macy's, Inc.                              Sell     1,185        2.610      6/20/13          --       31,285
                    Macy's, Inc.                               Buy     1,185        2.540      6/20/18          --      (15,388)
                    Macy's, Inc.                              Sell       595        2.570      6/20/13          --       14,701
                    Macy's, Inc.                               Buy       595        2.500      6/20/18          --       (6,095)
                    Merrill Lynch & Co., Inc.                 Sell       675        3.000      9/20/08          --        4,066
                    Morgan Stanley                            Sell     4,235        0.640      9/20/08          --         (576)
                    Nortel Networks Corp.                     Sell       270        1.850      9/20/08          --           82
                    Prudential Financial, Inc.                Sell     1,025        2.100      6/20/09          --          110
                    R.H. Donnelley Corp.                      Sell       200        5.000      3/20/09      20,000       (7,702)
                    Rite Aid Corp.                            Sell       580        5.000      9/20/09      17,400      (13,418)
                    Sprint Nextel Corp.                       Sell     1,820        6.300      3/20/09          --       35,903
                    The Hartford Financial Services
                    Group, Inc.                               Sell       620        2.350      3/20/09          --        6,163
                    The Hartford Financial Services
                    Group, Inc.                               Sell       645        2.350      3/20/09          --        6,412
                    Toys "R" Us, Inc.                         Sell       260        8.610      3/20/09          --        7,196
                    Toys "R" Us, Inc.                         Sell       120        8.610      3/20/09          --        3,321
                    Tribune Co.                               Sell        50        5.000      3/20/10      11,750      (13,049)
                    Univision Communications, Inc.            Sell       145        3.000     12/20/08          --       (5,251)
                    Univision Communications, Inc.            Sell     1,245        3.000     12/20/08          --      (45,082)
                    Univision Communications, Inc.            Sell       300        5.000      3/20/09      25,500      (10,477)
                    Washington Mutual, Inc.                   Sell       680        6.800      6/20/09          --       (6,097)
                    Washington Mutual, Inc.                   Sell       580        4.400     12/20/08          --       (8,345)

Morgan Stanley Capital Services, Inc.:
                    ABX.HE.AA.06-2 Index                      Sell       165        0.170      5/25/46      13,182     (131,563)
                    ABX.HE.AA.06-2 Index                      Sell       320        0.170      5/25/46      31,998     (255,153)
                    Capmark Financial Group, Inc.             Sell       225        5.000      6/20/12      60,750      (34,361)
                    Countrywide Home Loans, Inc.              Sell       870        0.750      9/20/08          --      (10,807)
                    Countrywide Home Loans, Inc.              Sell     3,180        0.420      6/20/09          --      (81,974)
                    First Data Corp.                          Sell       675        1.350      9/20/08          --       (3,293)


                         19 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                    Ford Motor Co.                            Sell     2,090        7.150     12/20/16          --     (460,103)
                    Ford Motor Co.                            Sell       990        7.050     12/20/16          --     (247,565)
                    General Motors Corp.                      Sell     1,035        5.800     12/20/16          --     (349,265)
                    General Motors Corp.                      Sell     1,005        5.750     12/20/16          --     (340,538)
                    Harrah's Operating Co., Inc.              Sell       905        2.200      9/20/08          --       (9,114)
                    Inco Ltd.                                  Buy     1,055        0.700      3/20/17          --         (995)
                    Inco Ltd.                                  Buy     1,065        0.630      3/20/17          --       12,315
                    J.C. Penney Co., Inc.                     Sell     1,105        1.300     12/20/17          --      (33,761)
                    J.C. Penney Co., Inc.                     Sell     1,050        1.070     12/20/17          --      (48,807)
                    Jones Apparel Group, Inc.                 Sell     1,210        3.200      6/20/13          --         (338)
                    Jones Apparel Group, Inc.                  Buy     1,210        2.970      6/20/18          --       10,212
                    Kohl's Corp.                               Buy     1,575        0.660     12/20/17          --       41,161
                    Kohl's Corp.                               Buy     1,655        0.870     12/20/17          --       17,914
                    Lennar Corp.                              Sell     1,190        2.900     12/20/08          --      (21,534)
                    Liz Claiborne, Inc.                       Sell     1,185        3.100      6/20/13          --         (371)
                    Liz Claiborne, Inc.                        Buy     1,185        2.900      6/20/18          --       17,805
                    Merrill Lynch & Co., Inc.                 Sell     1,270        3.250      9/20/08          --        8,453
                    Merrill Lynch & Co., Inc.                 Sell     3,295        3.000      9/20/08          --       19,846
                    Residential Capital LLC                   Sell     2,560        6.120      9/20/08          --      (45,389)
                    Sara Lee Corp.                             Buy     1,775        0.418      9/20/12          --        3,708
                    The Hartford Financial Services
                    Group, Inc.                               Sell       620        2.400      3/20/09          --        6,393
                    Toys "R" Us, Inc.                         Sell       655        2.550      9/20/08          --       (8,667)
                    Vale Overseas Ltd.                        Sell     1,055        1.170      3/20/17          --      (42,411)
                    Vale Overseas Ltd.                        Sell     1,065        1.100      3/20/17          --      (47,825)
                                                                                                        ----------  -----------
                                                                                                        $1,254,049  $(5,570,971)
                                                                                                        ==========  ===========

INTEREST RATE SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

              SWAP                 NOTIONAL                                RECEIVED BY   TERMINATION
          COUNTERPARTY              AMOUNT         PAID BY THE FUND          THE FUND        DATE        VALUE
--------------------------------  ----------   -------------------------   -----------   -----------   --------
Credit Suisse International       $4,640,000   Three-Month USD BBA LIBOR      0.0543%      8/7/17      $332,470
Deutsche Bank AG                   3,920,000   Three-Month USD BBA LIBOR      0.0545       8/8/17       285,960
                                                                                                       --------
                                                                                                       $618,430
                                                                                                       ========

Abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate


                         20 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:

                           NOTIONAL                                                              TERMINATION
SWAP COUNTERPARTY           AMOUNT          PAID BY THE FUND            RECEIVED BY THE FUND         DATE       VALUE
------------------------ ----------- ----------------------------- ----------------------------- ----------- -----------
Deutsche Bank AG                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index
                         $ 4,500,000                               minus 15 basis points              8/1/08 $  (177,298)

Goldman Sachs Group, Inc. (The):
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                           4,500,000 CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index           3/1/09    (176,358)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index plus
                           2,980,000                               200 basis points                   3/1/09     (72,539)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index
                           6,760,000                               minus 50 basis points             12/1/08    (281,231)

Lehman Brothers Holdings, Inc.:
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index
                          12,450,000                               minus 30 basis points              8/1/08    (494,227)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA Index                U.S. CMBS AAA Index plus 25
                           6,700,000                               basis points                       2/1/09    (138,268)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index
                          18,700,000                               minus 15 basis points              8/1/08    (740,305)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                           2,970,000 CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index           3/1/09    (117,256)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index plus
                           2,980,000                               200 basis points                   3/1/09    (113,346)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                           3,600,000 CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index           5/1/09    (142,129)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index
                           7,200,000                               minus 20 basis points              5/1/09    (285,297)

Morgan Stanley:
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                           1,000,000 CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index           8/1/08     (38,821)


                         21 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                           6,600,000 CMBS AAA Index                U.S. CMBS AAA Index                2/1/09    (117,975)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                          12,500,000 CMBS AAA Index                U.S. CMBS AAA Index                3/1/09    (218,334)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index plus
                           4,030,000                               250 basis points                   3/1/09     (65,405)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index plus
                           5,530,000                               250 basis points                   3/1/09     (89,750)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index plus
                           5,840,000                               350 basis points                   3/1/09     (51,426)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index
                          15,310,000                               minus 50 basis points             12/1/08    (596,970)
                                     If positive, the Total Return If negative, the Total
                                     of the Lehman Brothers U.S.   Return of the Lehman Brothers
                                     CMBS AAA 8.5+ Index           U.S. CMBS AAA 8.5+ Index
                           3,910,000                               minus 65 basis points             12/1/08    (155,373)
                                                                                                             -----------
                                                                                                             $(4,072,308)
                                                                                                             ===========

Abbreviation is as follows:

CMBS   Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                         22 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                           WHEN-ISSUED OR DELAYED
                        DELIVERY BASIS TRANSACTIONS
                        ---------------------------
Purchased securities            $67,514,304

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.


                         23 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annualand semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the


                         24 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                         25 | OPPENHEIMER BALANCED FUND

Oppenheimer Balanced Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 946,608,692
Federal tax cost of other investments    (141,378,825)
                                        -------------
Total federal tax cost                  $ 805,229,867
                                        =============
Gross unrealized appreciation           $ 112,539,807
Gross unrealized depreciation             (62,381,003)
                                        -------------
Net unrealized appreciation             $  50,158,804
                                        =============


                         26 | OPPENHEIMER BALANCED FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Balanced Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008